Condensed Financial Information of the Company - Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Par Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	66,667,000	66,667,000
Common Stock, Shares, Outstanding	66,667,000	66,667,000
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Par Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	66,667,000	66,667,000
Common Stock, Shares, Outstanding	66,667,000	66,667,000